Document and Entity Information	Nov. 06, 2019
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2019
Entity Registrant Name	XPERI CORPORATION
Entity Central Index Key	0001690666
Entity Emerging Growth Company	false
Entity File Number	001-37956
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-4465732
Entity Address, Address Line One	3025 Orchard Parkway
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	408
Local Phone Number	321-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock (par value $0.001 per share)
Trading Symbol(s)	XPER
Name of each exchange on which registered	NASDAQ